Average Annual Total Returns - Investor A, Institutional - BLACKROCK LIFEPATH INDEX 2025 FUND	Apr. 30, 2021
Investor A Shares
Average Annual Return:
1 Year	12.18%
5 Years	8.94%
Since Inception	7.18%
Inception Date	May 31, 2011
Investor A Shares | After Taxes on Distributions
Average Annual Return:
1 Year	11.34%
5 Years	8.12%
Since Inception	6.41%
Inception Date	May 31, 2011
Investor A Shares | After Taxes on Distributions and Sales
Average Annual Return:
1 Year	7.27%
5 Years	6.73%
Since Inception	5.47%
Inception Date	May 31, 2011
Institutional Shares
Average Annual Return:
1 Year	12.44%
5 Years	9.21%
Since Inception	7.44%
Inception Date	May 31, 2011